Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Other Liabilities
Other liabilities consisted of the following:

	As of December 31,
(Amounts in thousands)	2023	2022
Deferred Revenue	272	30,205
Loan Repurchase Reserve (Note 16)	19,472	26,745
Other Liabilities	6,092	2,982
Total other liabilities	$25,837	$59,933